================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22142

             Oppenheimer Rochester Intermediate Term Municipal Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                     Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

   Principal                                                                                            Effective
    Amount                                                                       Coupon    Maturity     Maturity*       Value
------------                                                                     ------   ----------  -------------    --------
Municipal Bonds and Notes-98.3%
Arizona-2.9%
$  25,000     AZ Capital Facilities Finance Corp. (Arizona State University)       6.000%  09/01/2015  09/01/2011(A)    $ 25,042
   50,000     AZ Health Facilities Authority (Banner Health System)                5.000   01/01/2022  01/01/2017(A)      52,347
   35,000     Mesa, AZ IDA (Banner Health System)                                  5.000   01/01/2019  07/31/2011(A)      35,103
  140,000     Mohave County, AZ IDA (Mohave Prison)                                7.500   05/01/2019  11/27/2017(B)     150,534
                                                                                                                       ---------
                                                                                                                         263,026
California-30.9%
   10,000     Adelanto, CA Public Utility Authority                                6.000   07/01/2023  07/01/2019(A)      10,044
   25,000     Bay Area, CA Toll Authority (San Francisco Bay Area)                 5.000   04/01/2022  04/01/2016(A)      27,338
   45,000     CA County Tobacco Securitization Agency (TASC)                       6.000   06/01/2029  11/14/2015(B)      44,084
   50,000     CA Dept. of Transportation COP                                       5.250   03/01/2016  07/31/2011(A)      50,188
   75,000     CA GO                                                                5.000   09/01/2019  09/01/2016(A)      81,774
   10,000     CA GO                                                                5.500   03/01/2012  09/01/2011(A)      10,083
   15,000     CA GO                                                                5.500   03/01/2012  07/31/2011(A)      15,062
    5,000     CA GO                                                                6.000   08/01/2012  08/01/2011(A)       5,023
    5,000     CA GO                                                                6.000   08/01/2020  08/01/2011(A)       5,019
  200,000     CA Golden State Tobacco Securitization Corp. (TASC)                  5.000   06/01/2021  11/30/2011(A)     199,992
   85,000     CA Health Facilities Financing Authority (CHW/CMF Obligated Group)   5.125   07/01/2022  11/23/2013(A)      87,923
  125,000     CA Public Works (California Community Colleges)                      5.500   06/01/2022  06/01/2014(A)     128,638
   90,000     CA Public Works (California State University)                        5.400   12/01/2016  07/31/2011(A)      90,191
   50,000     CA Public Works (California State University)                        5.500   09/01/2015  07/31/2011(A)      50,130
  125,000     CA Public Works (Dept. of Mental Health)                             5.500   06/01/2020  06/01/2014(A)     132,956
   45,000     CA Public Works (Various Community Colleges)                         5.625   03/01/2016  07/31/2011(A)      45,106
   50,000     CA Public Works (Various Community Colleges)                         5.625   03/01/2019  07/31/2011(A)      50,132
   50,000     CA Public Works (Various State Universities)                         5.250   12/01/2013  07/31/2011(A)      50,169
   25,000     Carson, CA Redevel. Agency Tax Allocation                            5.250   10/01/2022  10/01/2022         24,945
   25,000     Central CA Unified School District COP                               5.000   08/01/2022  08/01/2017(A)      26,649
   10,000     Corona, CA COP                                                       5.500   08/01/2015  08/01/2011(A)      10,027
   50,000     Eastern CA Municipal Water District COP                              5.375   07/01/2017  07/31/2011(A)      50,186

           1 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

   Principal                                                                                             Effective
    Amount                                                                         Coupon   Maturity     Maturity*       Value
------------                                                                       ------  ----------  -------------    --------

California Continued
$ 100,000     El Centro, CA Financing Authority (El Centro Redevel.)               6.625%  11/01/2025  05/01/2021(A)    $104,356
   20,000     Jurupa, CA Community Services District Special Tax Community         5.000   09/01/2019  09/01/2016(A)      20,053
              Facilities District No. 17
   25,000     Los Angeles, CA State Building Authority                             5.500   10/01/2016  10/01/2011(A)      25,188
  250,000     Madera, CA Irrigation Financing Authority                            5.750   01/01/2026  01/01/2020(A)     252,258
  100,000     Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel.        6.500   05/01/2026  05/01/2021(A)     103,027
              Project Area No. 1)
  190,000     Palm Desert, CA Financing Authority                                  5.000   04/01/2019  04/01/2019        189,865
  100,000     Rancho Cucamonga, CA Community Facilities District Special           5.100   09/01/2017  09/01/2016(A)     100,489
              Tax No. 2004-1
   50,000     Riverside County, CA Asset Leasing Corp. (Riverside                  5.700   06/01/2016  06/01/2012(A)      51,999
              County Hospital)
   70,000     Riverside County, CA Public Financing Authority (Jurupa Valley       5.000   10/01/2021  10/01/2021         68,468
              Desert & Interstate 215 Corridor Redevel.)
  100,000     Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)        5.750   10/01/2020  10/01/2020        101,567
  200,000     San Diego, CA Public Facilities Financing Authority (Ballpark)       5.250   02/15/2021  02/15/2017(A)     210,424
   25,000     San Juan, CA Unified School District                                 5.000   08/01/2020  08/01/2015(A)      26,611
   85,000     San Mateo, CA (Library Improvement)                                  5.625   08/01/2030  08/01/2011(A)      85,264
  200,000     Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)      5.250   06/01/2019  12/01/2011(A)     200,720
   50,000     Saugus, CA Union School District Community Facilities                6.250   09/01/2027  09/01/2027         49,544
              District No. 2006
                                                                                                                       ---------
                                                                                                                       2,785,492
Colorado-0.1%
   10,000     CO Health Facilities Authority                                       6.800   12/01/2020  12/01/2011(A)      10,221
              (Evangelical Lutheran Good Samaritan Society)
Connecticut-0.6%
   50,000     CT H&EFA (Bridgeport Hospital)                                       6.625   07/01/2018  07/31/2011(A)      50,416
District of Columbia-1.1%
  100,000     District of Columbia Ballpark                                        5.000   02/01/2022  02/01/2016(A)     101,749
Florida-5.0%
   75,000     FL Municipal Loan Council                                            5.250   12/01/2019  12/01/2013(A)      77,677
   50,000     FL State Board of Education                                          5.250   01/01/2020  01/01/2013(A)      53,126
  100,000     Hillsborough County, FL Community
              Investment Tax                                                       5.000   11/01/2025  11/01/2013(A)     103,272
   60,000     Lakeland, FL Hospital System
              (Lakeland Regional Medical Center)                                   5.250   11/15/2016  07/31/2011(A)      60,117

           2 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

   Principal                                                                                             Effective
    Amount                                                                         Coupon   Maturity     Maturity*        Value
------------                                                                       ------  ----------  -------------    --------
Florida Continued
$ 10,000    Miami-Dade County, FL Aviation (Miami International Airport)           5.750%  10/01/2024  07/31/2011(A)    $ 10,133
  10,000    Palm Beach County, FL Health Facilities Authority                      5.250   08/01/2013  08/01/2011(A)      10,030
            (Jupiter Medical Center)
  65,000    Pinellas County, FL Educational Facilities Authority                   6.250   10/01/2015  10/01/2011(A)      65,459
            (Barry University)
  25,000    St. Johns County, FL IDA (World Golf Foundation)                       5.500   03/01/2017  07/31/2011(A)      25,039
  45,000    Tallahassee, FL Health Facilities (Tallahassee                         6.000   12/01/2015  07/31/2011(A)      45,113
            Memorial Medical Center)
                                                                                                                        --------
                                                                                                                         449,966
Illinois-8.6%
  60,000    Chicago, IL Midway Airport, Series B                                   5.375   01/01/2016  07/31/2011(A)      60,784
 200,000    Chicago, IL Public Building Commission (Chicago School Reform)         5.250   12/01/2016  12/01/2016        221,578
  20,000    Cook County, IL GO                                                     5.250   11/15/2020  11/15/2012(A)      20,387
  25,000    IL Devel. Finance Authority Pollution Control (Amerencips)             5.500   03/01/2014  12/01/2011(A)      24,999
 150,000    IL Finance Authority (ABHS/ABMC/AVM/AVT/ABSJ Obligated Group)          5.250   01/01/2022  04/14/2018(A)     158,529
  15,000    IL Finance Authority (CF/TCFH/CaHC/CaRC Obligated Group)               5.250   02/15/2019  02/15/2014(A)      15,601
 200,000    IL GO                                                                  5.000   06/01/2020  06/01/2013(A)     204,762
  35,000    IL Sales Tax                                                           5.375   06/15/2015  07/31/2011(A)      35,103
  35,000    Northern IL Municipal Power Agency (Prarie Street)                     5.000   01/01/2019  01/01/2018(A)      37,745
                                                                                                                        --------
                                                                                                                         779,488
Indiana-1.0%
  90,000    Delaware County, IN Redevel. District                                  6.875   02/01/2018  08/01/2011(A)      90,135
Louisiana-0.6%
  55,000    New Orleans, LA Exhibit Hall Special Tax                               5.500   07/15/2018  07/31/2011(A)      55,041
            (Ernest N. Morial)
Massachusetts-1.7%
  15,000    MA H&EFA (University of Massachusetts)                                 5.125   10/01/2021  10/01/2011(A)      15,055
 135,000    MA Industrial Finance Agency (Avon Associates)                         5.375   04/01/2020  07/31/2011(A)     135,119
                                                                                                                        --------
                                                                                                                         150,174
Michigan-1.0%
 50,000     Detroit, MI Wayne County Stadium Authority                             5.500   02/01/2017  08/01/2011(A)      50,092
 40,000     MI Municipal Bond Authority                                            6.000   11/01/2020  07/31/2011(A)      40,055
                                                                                                                        --------
                                                                                                                          90,147

           3 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

   Principal                                                                                             Effective
    Amount                                                                         Coupon   Maturity     Maturity*        Value
------------                                                                       ------  ----------  -------------    --------
Missouri-0.1%
 $ 10,000   MO Environmental Improvement & Energy                                    5.900% 01/01/2019  07/31/2011(A)    $ 10,044
            Resources Authority
New Hampshire-1.0%
 90,000    NH HE&HFA (Cheshire Medical Center)                                       5.125  07/01/2018  07/28/2011(A)      90,125
New Jersey-4.1%
 105,000    Hudson County, NJ Improvement Authority (North Hudson Regional           5.625  09/01/2019  09/01/2011(A)     105,147
            Fire & Rescue)
  10,000    NJ Health Care Facilities Financing Authority (Ocean Nursing             5.250  07/01/2019  07/31/2011(A)      10,015
            Pavilion/Meridian Hospitals Corp.)
 250,000    NJ Transportation Trust Fund Authority                                   5.000  06/15/2027  06/15/2021(A)     252,240
                                                                                                                         --------
                                                                                                                          367,402
New York-6.0%
 100,000    L.I., NY Power Authority                                                 5.000   04/01/2023  04/01/2019(A)     107,466
  30,000    NY Tobacco Settlement Financing Corp. (TASC)                             5.500   06/01/2016  09/30/2011(A)      30,004
 150,000    NYC GO                                                                   5.250   09/01/2022  09/01/2018(A)     168,176
  15,000    NYC Trust for Cultural Resources                                         5.500   01/01/2016  07/31/2011(A)      15,305
           (Museum of Modern Art)
  10,000    NYS HFA (Hospital & Nursing Home)                                        5.150   11/01/2016  07/31/2011(A)      10,047
 200,000    Port Authority  NY/NJ (JFK                                               6.500   12/01/2028  12/01/2015(A)     210,888
            International Air Terminal)
                                                                                                                         ---------
                                                                                                                           541,886
North Carolina-0.6%
  50,000    NC Eastern Municipal Power Agency, Series B                              5.500   01/01/2021  07/31/2011(A)      50,076
Ohio-3.6%
  50,000    Akron, OH Waterworks                                                     5.625   12/01/2020  07/31/2011(A)      50,051
  10,000    Cuyahoga County, OH Hospital (Metro Health System)                       5.125   02/15/2013  07/31/2011(A)      10,029
 200,000    Hamilton County, OH Sales Tax                                            5.000   12/01/2020  12/01/2016(A)     212,716
  50,000    Lorain County, OH Health Care Facilities (Kendal at Oberlin)             5.375   02/01/2012  08/01/2011(A)      50,116
                                                                                                                         ---------
                                                                                                                           322,912
Oklahoma-1.1%
  95,000    McAlester, OK Public Works Authority                                     5.750   02/01/2020  08/01/2011(A)      99,193
Oregon-0.3%
  10,000    OR Bond Bank (Economic Devel. Dept.)                                     5.250   01/01/2021  07/31/2011(A)      10,032
  15,000    OR Bond Bank (Economic Devel. Dept.)                                     5.400   01/01/2018  07/31/2011(A)      15,050
                                                                                                                         ---------
                                                                                                                            25,082
Pennsylvania-0.7%
  50,000    Allegheny County, PA HEBA (Carlow University)                            4.500   11/01/2016  11/01/2016         50,045

           4 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

 Principal                                                                                               Effective
   Amount                                                                          Coupon   Maturity     Maturity*        Value
------------                                                                       ------  ----------  -------------    --------
Pennsylvania Continued
$ 15,000    Beaver County, PA Hospital Authority (Heritage Valley Health System)    5.000%  05/15/2018  07/31/2011(A)    $ 15,025
                                                                                                                        ---------
                                                                                                                           65,070
Rhode Island-1.5%
  50,000    Providence, RI Public Building Authority, Series B                      5.375   12/15/2016  07/31/2011(A)      50,072
  35,000    RI Clean Water Protection Finance Agency                                5.125   10/01/2019  10/01/2011(A)      35,379
  50,000    RI Health & Educational Building Corp. (RIH/TMH Obligated Group)        5.500   05/15/2016  07/31/2011(A)      50,123
                                                                                                                        ---------
                                                                                                                          135,574
South Carolina-0.1%
  10,000    Greenwood County, SC Hospital (Self Regional Healthcare)                5.500   10/01/2021  10/01/2011(A)      10,035
South Dakota-0.5%
  45,000    SD H&EFA (AM/ASL/AQP Obligated Group)                                   5.250   07/01/2022  07/01/2012(A)      45,804
Texas-7.6%
 200,000    Corpus Christi, TX Business & Job Devel. Corp. (Seawall)                5.375   03/01/2019  07/31/2011(A)     200,598
  50,000    Newark, TX Cultural Education Facilities Finance Corp.                  7.250   08/15/2021  09/29/2017(A)      51,065
  20,000    San Antonio, TX Independent School District                             5.375   08/15/2018  08/15/2011(A)      20,130
   5,000    TX Lower Colorado River Authority                                       5.875   05/15/2016  07/31/2011(A)       5,021
 195,000    TX Municipal Gas Acquisition & Supply Corp.                             6.250   12/15/2026  08/04/2023(B)     204,890
 150,000    TX Public Finance Authority (Texas Southern University)                 5.500   05/01/2018  05/01/2018        153,590
  50,000    TX Water Devel. Board (State Revolving Fund)                            5.625   07/15/2014  07/31/2011(A)      50,221
                                                                                                                        ---------
                                                                                                                          685,515
U.S. Possessions-14.6%
  75,000    Puerto Rico Commonwealth GO                                             5.625   07/01/2019  07/31/2011(A)      75,077
 110,000    Puerto Rico Commonwealth GO                                             5.700   07/01/2020  07/31/2011(A)     110,096
 200,000    Puerto Rico Highway & Transportation Authority                          5.250   07/01/2017  07/01/2017        217,672
  45,000    Puerto Rico Highway & Transportation Authority                          5.750   07/01/2019  07/01/2013(A)      46,222
  70,000    Puerto Rico Municipal Finance Agency, Series A                          5.500   07/01/2017  07/31/2011(A)      70,192
 320,000    Puerto Rico Public Buildings Authority                                  5.250   07/01/2017  07/01/2017        348,275
 390,000    Puerto Rico Sales Tax Financing Corp., Series A                         5.750   08/01/2037  08/01/2019(A)     398,057
  50,000    University of V.I., Series A                                            5.750   12/01/2013  07/25/2011(A)      50,682
                                                                                                                        ---------
                                                                                                                        1,316,273

           5 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)


 Principal                                                                                               Effective
   Amount                                                                          Coupon   Maturity     Maturity*        Value
------------                                                                       ------  ----------  -------------   ----------
Utah-0.6%
$ 50,000    Emery County, UT Pollution Control (Pacificorp)                        5.650%  11/01/2023  07/31/2011(A)   $   50,086
Washington-2.4%
 125,000    Ocean Shores, WA GO                                                    5.500   12/01/2017  06/01/2012(A)      129,366
  45,000    University Place, WA                                                   5.000   12/01/2021  12/01/2011(A)       45,338
  40,000    WA Health Care Facilities Authority (Swedish Health System)            5.125   11/15/2022  07/31/2011(A)       40,025
                                                                                                                       ----------
                                                                                                                          214,729
Total Investments, at Value (Cost $8,779,312)-98.3%                                                                     8,855,661
Other Assets Net of Liabilities-1.7                                                                                       150,250
                                                                                                                       ----------
Net Assets-100.0%                                                                                                      $9,005,911
                                                                                                                       ==========

----------------
Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of June 30, 2011 based on valuation input level:

                                                            LEVEL 2-        LEVEL 3-
                                      LEVEL 1-     OTHER SIGNIFICANT     SIGNIFICANT
                                    UNADJUSTED            OBSERVABLE    UNOBSERVABLE
                                 QUOTED PRICES                INPUTS          INPUTS        VALUE
                                 -------------     -----------------    ------------   ----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
 Arizona                         $           -     $         263,026    $          -   $      263,026
 California                                  -             2,785,492               -         2,785,492
 Colorado                                    -                10,221               -            10,221
 Connecticut                                 -                50,416               -            50,416
 District of Columbia                        -               101,749               -           101,749
 Florida                                     -               449,966               -           449,966
 Illinois                                    -               779,488               -           779,488
 Indiana                                     -                90,135               -            90,135
 Louisiana                                   -                55,041               -            55,041
 Massachusetts                               -               150,174               -           150,174
 Michigan                                    -                90,147               -            90,147

           6 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                              LEVEL 2-          LEVEL 3-
                                      LEVEL 1-       OTHER SIGNIFICANT       SIGNIFICANT
                                    UNADJUSTED              OBSERVABLE      UNOBSERVABLE
                                 QUOTED PRICES                  INPUTS            INPUTS           VALUE
                                 -------------       -----------------      ------------      ----------
 Missouri                                    -                  10,044                 -          10,044
 New Hampshire                               -                  90,125                 -          90,125
 New Jersey                                  -                 367,402                 -         367,402
 New York                                    -                 541,886                 -         541,886
 North Carolina                              -                  50,076                 -          50,076
 Ohio                                        -                 322,912                 -         322,912
 Oklahoma                                    -                  99,193                 -          99,193
 Oregon                                      -                  25,082                 -          25,082
 Pennsylvania                                -                  65,070                 -          65,070
 Rhode Island                                -                 135,574                 -         135,574
 South Carolina                              -                  10,035                 -          10,035
 South Dakota                                -                  45,804                 -          45,804
 Texas                                       -                 685,515                 -         685,515
 U.S. Possessions                            -               1,316,273                 -       1,316,273
 Utah                                        -                  50,086                 -          50,086
 Washington                                  -                 214,729                 -         214,729
                                 -----------------------------------------------------------------------
Total Assets                     $           -       $       8,855,661      $          -      $8,855,661
                                 -----------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABHS         Alexian Brothers Health System
ABMC         Alexian Brothers Medical Center
ABSJ         Alexian Brothers of San Jose
AM           Avera McKennan
AQP          Avera Queen of Peace
ASL          Avera St. Lukes
AVM          Alexian Village of Milwaukee
AVT          Alexian Village of Tennessee
CF           Carle Foundation
CHW          Catholic Healthcare West
CMF          CHW Medical Foundation
COP          Certificates of Participation
CaHC         Carle Health Care
CaRC         Carle Retirement Centers
GO           General Obligation
H&EFA        Health and Educational Facilities Authority
HE&HFA       Higher Education and Health Facilities Authority
HEBA         Higher Education Building Authority
HFA          Housing Finance Agency
IDA          Industrial Devel. Agency
JFK          John Fitzgerald Kennedy
L.I.         Long Island
NY/NJ        New York/New Jersey
NYC          New York City
NYS          New York State
RIH          Rhode Island Hospital
TASC         Tobacco Settlement Asset-Backed Bonds
TCFH         The Carle Foundation Hospital
TMH          The Miriam Hospital
V.I.         United States Virgin Islands

           7 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

           8 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                      WHEN-ISSUED OR DELAYED
                      DELIVERY BASIS TRANSACTIONS
--------------------  ---------------------------
Purchased securities  $                 1,665,670
Sold securities                         1,669,875

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Total federal tax cost           $8,779,312
                                 ==========
Gross unrealized appreciation    $   82,209
Gross unrealized depreciation        (5,860)
                                 ----------
Net unrealized appreciation      $   76,349
                                 ==========

           9 | Oppenheimer Rochester Intermediate Term Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Intermediate Term Municipal Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

By: /s/ Brian W. Wixted
    ----------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/10/2011